Banking facilities (Details) (USD $)	Mar. 31, 2013		Mar. 31, 2012
Including sub-limit of:
Bank overdrafts(3)(4)	$ 180,000
Terms of Banking Facilities-Repayment Terms
Import and export facilities
Combined limit
Including sub-limit of:
Notes payable (1)(2)		[1],[2]
Bank overdrafts(3)(4)		[3],[4]
Factoring
Other facilities
Export Documentary Credits
Term Loan(5)		[5]
Total
Terms of Banking Facilities-Interest Rate
Import and export facilities
Combined limit
Including sub-limit of:
Bank overdrafts(3)(4)				[3],[4]
Factoring
Other facilities
Export Documentary Credits
Term Loan(5)				[5]
Total
Amount Unutilized
Import and export facilities
Combined limit	3,366,000		4,284,000
Including sub-limit of:
Notes payable (1)(2)	2,211,000	[1],[2]	2,617,000	[1],[2]
Bank overdrafts(3)(4)	461,000	[3],[4]	641,000	[3],[4]
Factoring	2,068,000		2,400,000
Other facilities
Export Documentary Credits	1,923,000		1,923,000
Term Loan(5)	898,000	[5]	106,000	[5]
Total	6,187,000		6,313,000
Amount Utilized
Import and export facilities
Combined limit	2,788,000		1,870,000
Including sub-limit of:
Notes payable (1)(2)	2,276,000	[1],[2]	1,870,000	[1],[2]
Bank overdrafts(3)(4)	180,000	[3],[4]		[3],[4]
Factoring	332,000
Other facilities
Export Documentary Credits
Term Loan(5)	1,025,000	[5]		[5]
Total	3,813,000		1,870,000
Amount Available
Import and export facilities
Combined limit	6,154,000		6,154,000
Including sub-limit of:
Notes payable (1)(2)	4,487,000	[1],[2]	4,487,000	[1],[2]
Bank overdrafts(3)(4)	641,000	[3],[4]	641,000	[3],[4]
Factoring	2,400,000		2,400,000
Other facilities
Export Documentary Credits	1,923,000		1,923,000
Term Loan(5)	1,923,000	[5]	106,000	[5]
Total	$ 10,000,000		$ 8,183,000

[1]	(1) HIBOR*+1.5%
[2]	(2) Repayable in full within 120 days
[3]	(3) Prime rate + 1%
[4]	(4) Repayable on demand
[5]	(5) HIBOR* +2.25%